AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 31, 2010 TO THE PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2010, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding investment strategy, benchmark, sub-adviser and/or portfolio manager changes for certain of the Trust’s Portfolios.

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MULTIMANAGER CORE BOND PORTFOLIO

Effective on or about February 15, 2011, the Multimanager Core Bond Portfolio (“Portfolio”) will undergo (1) a change in the strategy of the Index Allocated Portion of the Portfolio from seeking to track the performance of the Barclays Capital U.S. Aggregate Bond Index (“Barclays Aggregate Bond Index”) to the Barclays Capital Intermediate U.S. Government/Credit Index (“Barclays Government/Credit Index”); (2) a change in the Portfolio’s benchmark index from the Barclays Aggregate Bond Index to the Barclays Government/Credit Index; and (3) a portfolio manager change for the Portfolio. As a result of the transition of the Index Allocated Portion to seeking to track the Barclays Government/Credit Index, the Portfolio may experience higher portfolio turnover than normal and higher related transaction costs.

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Effective on or about February 15, 2011, the following information replaces the last sentence of the first paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio”:

The Portfolio focuses on U.S. government and corporate debt securities.

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Effective on or about February 15, 2011, the following information replaces the first sentence of the third paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio:”

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses and including reinvestment of coupon payments) of the Barclays Capital Intermediate U.S. Government/Credit Index with minimal tracking error.

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Effective on or about February 15, 2011, the following information replaces the last sentence of the third paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio:”

Generally, the Index Allocated Portion invests in a well diversified portfolio that is representative of the domestic investment grade bond market, including U.S. Treasury, agency, credit and corporate bonds.

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Effective on or about February 15, 2011, the following information replaces the first sentence of the fourth paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio:”

The Active Allocated Portions may invest in debt securities of U.S. and foreign issuers, including issuers located in emerging markets. The Active Allocated Portions’ investments may include government securities, corporate bonds, bonds of foreign issuers (including those denominated in foreign currencies or U.S. dollars), commercial and residential mortgage-backed securities, and asset-backed securities.

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Effective on or about February 15, 2011, the following information replaces the first sentence of the fifth paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio:”

The portfolio may purchase bonds of any maturity, but generally the portfolio’s overall effective duration will be of an intermediate-term nature (similar to that of three- to seven-year U.S. Treasury notes) and have a comparable duration of that of the Barclays Capital Intermediate U.S. Government/Credit Index (approximately 3.92 years as of December 27, 2010).

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Effective on or about February 15, 2011, the following information is added to the table under the section entitled “Risk/Return Bar Chart and Table – Average Annual Returns:”

Barclays Capital Intermediate U.S. Government /Credit Index*	5.24%	4.66%	5.92%

* Effective as of February 2011, the Portfolio changed its benchmark from the Barclays Capital U.S. Aggregate Bond Index to the Barclays Capital Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the Manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

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Effective January 3, 2011, Paul A. McCulley of Pacific Investment Management Company LLC (“PIMCO”) will no longer serve as a portfolio manager to the Core Bond Portfolio. At that time, Saumil H. Parikh of PIMCO will be added as a portfolio manager to the Core Bond Portfolio. Effective January 3, 2011, all references to Mr. McCulley are hereby deleted from the Prospectus.

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Effective January 3, 2011, the following information replaces in its entirety the information under the section “Multimanager Core Bond Portfolio – Who Manages the Portfolio – Sub-Adviser: Pacific Investment Management Company LLC – Portfolio Manager”:

Name	Title	Date Began Managing a Portion of the Portfolio
Saumil H. Parikh, CFA	Managing Director and Portfolio Manager	January 2011

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Effective January 3, 2011, the following information is added to the section entitled “More Information About the Manager and Sub-Advisers – Multimanager Core Bond Portfolio – Pacific Investment Management Company LLC”:

Saumil H. Parikh, CFA

Mr. Parikh is primarily responsible for the day-to-day management of the allocated portion of the Portfolio. Mr. Parikh is a managing director and generalist portfolio manager in the Newport Beach office. He is head of macroeconomic research for North America and also serves as a member of the short-term, mortgage and global specialist portfolio management teams. Prior to joining PIMCO in 2000, Mr. Parikh was a financial economist and market strategist at UBS Warburg. He has 11 years of investment experience.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

Effective on or about February 15, 2011, the Multimanager Multi-Sector Bond Portfolio (“Multi-Sector Bond Portfolio”) will undergo (1) a change in the strategies of the Index Allocated Portions of the Multimanager Multi-Sector Bond Portfolio (“Portfolio”) from seeking to track the performance of the Barclays Capital U.S. Aggregate Bond Index (“Barclays Aggregate Bond Index”) and the Barclays U.S. Corporate High Yield Bond Index, respectively, to seeking to track the performance of the Barclays Capital Intermediate U.S. Government/Credit Index (“Barclays Government/Credit Index”); (2) a change in the Portfolio’s benchmark index from the Barclays Capital U.S. Universal Index to the Barclays Government/Credit Index; and (3) a portfolio manager change for the Portfolio. During the transition of the Index Allocated Portions to one Index Allocated Portion seeking to track the Barclays Government/Credit Index, the Portfolio may experience higher portfolio turnover than normal and higher related transaction costs.

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Effective on or about February 15, 2011, the following information replaces the second and third sentences of the third paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio:”

Under normal circumstances, one portion of the portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, AXA Equitable anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions.

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Effective February 15, 2011, the fourth and fifth sentences of the third paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio” are hereby deleted.

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Effective on or about February 15, 2011, the following information replaces in its entirety the fourth paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio:”

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses and including reinvestment of coupon payments) of the Barclays Intermediate U.S. Government/Credit Index with minimal tracking error. The sub-adviser to the Index Allocated Portion generally will invest in a well-diversified portfolio that is representative of the domestic investment grade bond market, including U.S. Treasury, agency, credit and corporate bonds. Generally, the Index Allocated Portion uses a sampling technique. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the relevant index without buying the underlying securities comprising the index.

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Effective on or about February 15, 2011, the following information is added before the first sentence of the fifth paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio:”

The Active Allocated Portions invest primarily in debt securities of U.S. issuers.

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Effective on or about February 15, 2011, the following information replaces the first sentence of the sixth paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio:”

The portfolio may purchase bonds of any maturity, but generally the portfolio’s overall effective duration will be of an intermediate-term nature (similar to that of three- to seven-year U.S. Treasury notes) and have a comparable duration of that of the Barclays Capital Intermediate U.S. Government/Credit Index (approximately 3.92 years as of December 27, 2010).

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Effective on or about February 15, 2011, the following information is added to the table under the section entitled “Risk/Return Bar Chart and Table – Average Annual Returns:”

Barclays Capital Intermediate U.S. Government /Credit Index**	5.24%	4.66%	5.92%

** Effective as of February 2011, the Portfolio changed its benchmark from the Barclays Capital U.S. Universal Index to the Barclays Capital Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the Manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

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Effective January 3, 2011, Paul A. McCulley of Pacific Investment Management Company LLC (“PIMCO”) will no longer serve as a portfolio manager to the Multi-Sector Bond Portfolio. At that time, Saumil H. Parikh of PIMCO will be added as a portfolio manager to the Multi-Sector Bond Portfolio. Effective January 3, 2011, all references to Mr. McCulley are hereby deleted from the Prospectus.

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Effective January 3, 2011, the following information replaces in its entirety the information under the section “Multimanager Multi-Sector Bond Portfolio - Who Manages the Portfolio – Sub-Adviser: Pacific Investment Management Company LLC – Portfolio Manager”:

Name	Title	Date Began Managing a Portion of the Portfolio
Saumil H. Parikh, CFA	Managing Director and Portfolio Manager	January 2011

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Effective January 3, 2011, the following information is added to the section entitled “More Information About the Manager and Sub-Advisers – Multimanager Multi-Sector Bond Portfolio – Pacific Investment Management Company LLC”:

Saumil H. Parikh, CFA

Mr. Parikh is primarily responsible for the day-to-day management of the allocated portion of the Portfolio. Mr. Parikh is a managing director and generalist portfolio manager in the Newport Beach office. He is head of macroeconomic research for North America and also serves as a member of the short-term, mortgage and global specialist portfolio management teams. Prior to joining PIMCO in 2000, Mr. Parikh was a financial economist and market strategist at UBS Warburg. He has 11 years of investment experience.

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SUB-ADVISER CHANGES:

MULTIMANAGER MID CAP VALUE PORTFOLIO

Effective January 14, 2011, Wellington Management Company LLP (“Wellington”) will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio (“Mid Cap Value Portfolio”). At that time, Diamond Hill Capital Management, Inc. and Knightsbridge Asset Management, LLC will be added as additional sub-advisers to the Mid Cap Value Portfolio. AXA Equitable Life Insurance Company will remain as investment manager to the Mid Cap Value Portfolio and BlackRock Investment Management, LLC and Tradewinds Global Investors, LLC will remain as sub-advisers to the Mid Cap Value Portfolio. Each new sub-adviser expects to realign its respective Active Allocated Portion of the Mid Cap Value Portfolio to reflect its proprietary investment techniques. As a result, during this transition period, the Mid Cap Value Portfolio may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions.

Effective January 14, 2011, all references in the Prospectus to Wellington as a sub-adviser to the Mid Cap Value Portfolio are hereby deleted.

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Effective January 14, 2011, the following information is added to the section entitled “Multimanager Mid Cap Value Portfolio – Who Manages the Portfolio” of the Prospectus:

Sub-Adviser: Diamond Hill Capital Management, Inc.

Portfolio Managers:
Name	Title	Date Began Managing a Portion of the Portfolio
Chris Welch, CFA	Portfolio Manager	January 2011
Tom Schindler, CFA	Assistant Portfolio Manager	January 2011
Chris Bingaman, CFA	Assistant Portfolio Manager	January 2011

Sub-Adviser: Knightsbridge Asset Management, LLC

Portfolio Managers:
Name	Title	Date Began Managing a Portion of the Portfolio
John Prichard, CFA	Principal and Portfolio Manager	January 2011

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Effective January 14, 2011, the following information is added to the section entitled “More Information About the Manager and the Sub-Advisers – The Sub-advisers”:

Diamond Hill Capital Management, Inc. (“Diamond Hill”) serves as a sub-adviser to the Multimanager Mid Cap Value Portfolio. Diamond Hill, an Ohio corporation, is a wholly owned subsidiary of Diamond Hill Investment Group, Inc. As of September 30, 2010, Diamond Hill had approximately $7.1 billion in assets under management.

Knightsbridge Asset Management, LLC (“Knightsbridge”) serves as a sub-adviser to the Multimanager Mid Cap Value Portfolio. Knightsbridge is an investment advisory firm registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and is independently owned. As of September 30, 2010, Knightsbridge had approximately $1.5 billion in assets under management.

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Effective January 14, 2011, the following information is added to the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Mid Cap Value Portfolio” of the Prospectus:

Diamond Hill Capital Management, Inc.

325 John H. McConnell Blvd., Suite 200

Columbus, Ohio 43215

Portfolio Managers

Chris Welch, CFA

Tom Schindler, CFA

Chris Bingaman, CFA

Chris Welch, CFA, Tom Schindler, CFA, and Chris Bingaman, CFA, are primarily responsible for the day-to-day management of the allocated portion of the Mid Cap Value Portfolio. Mr. Welch currently serves as Portfolio Manager and Co-Chief Investment Officer, positions he has held since 2005 and 2010, respectively. Mr. Schindler has held portfolio management responsibilities at Diamond Hill since 2000. Mr. Bingaman has held portfolio management responsibilities at Diamond Hill since 2001.

Knightsbridge Asset Management, LLC

660 Newport Center Drive, Suite 460

Newport Beach, California 92660

Portfolio Manager

John Prichard, CFA

John Prichard, CFA, is a Principal and co-founder of Knightsbridge, which was established in 1998, and serves as the lead Portfolio Manager with primary responsibility for the Knightsbridge allocated portion of the Portfolio. Mr. Prichard oversees research efforts of the investment team, selecting stocks for inclusion in the portfolio, and making asset allocation decisions for the Portfolio. Mr. Prichard has over fifteen years of investment experience.

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SUB-ADVISER CHANGES:

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

Effective January 14, 2011, Eagle Asset Management, Inc. (“Eagle”) will no longer serve as a sub-adviser to an allocated portion of the Multimanager Small Cap Growth Portfolio (“Small Cap Growth Portfolio”). Morgan Stanley Investment Management, Inc. and NorthPointe Capital, LLC will be added as additional sub-advisers to the Small Cap Growth Portfolio. At that time, AXA Equitable Life Insurance Company will remain as investment manager to the Small Cap Growth Portfolio and BlackRock Investment Management, LLC and Wells Capital Management Inc. will remain as sub-advisers to the Small Cap Growth Portfolio. Each new sub-adviser expects to realign its respective Active Allocated Portion of the Small Cap Growth Portfolio to reflect its proprietary investment techniques. As a result, during this transition period, the Small Cap Growth Portfolio may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions.

Effective January 14, 2011, all references to Eagle in the Prospectus are hereby deleted.

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Effective January 14, 2011, the following information is added to the section entitled “Multimanager Small Cap Growth Portfolio – Who Manages the Portfolio” of the Prospectus:

Sub-Adviser: Morgan Stanley Investment Management, Inc.

Portfolio Managers:
Name	Title	Date Began Managing a Portion of the Portfolio
Dennis Lynch	Managing Director	January 2011
David Cohen	Managing Director	January 2011
Sam Chainani	Managing Director	January 2011
Alexander Norton	Executive Director	January 2011
Jason Yeung	Executive Director	January 2011
Armistead Nash	Executive Director	January 2011

Sub-Adviser: NorthPointe Capital, LLC

Portfolio Managers:
Name	Title	Date Began Managing a Portion of the Portfolio
Carl Wilk	Portfolio Manager	January 2011
Karl Knas	Portfolio Manager	January 2011

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Effective January 14, 2011, the following information is added to the section entitled “More Information About the Manager and the Sub-Advisers – The Sub-advisers”:

Morgan Stanley Investment Management, Inc. (“MSIM”) serves as a sub-adviser to the Multimanager Small Cap Growth Portfolio. MSIM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is wholly owned by Morgan Stanley. As of June 30, 2010, MSIM had approximately $244.5 billion in assets under management.

NorthPointe Capital, LLC (“NorthPointe”) serves as a sub-adviser to the Multimanager Small Cap Growth Portfolio. As of September 28, 2007, NorthPointe completed its management buyout of its strategic partner, Nationwide. As a result of this transaction, NorthPointe is now an employee owned firm with 100% of the firm’s equity controlled by the firm’s eleven partners. The ownership is indirect, through a newly formed holding company named NorthPointe Holdings, LLC. As of September 30, 2010, NorthPointe had approximately $1.3 billion in assets under management.

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Effective January 14, 2011, the following information is added to the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Small Cap Growth Portfolio” of the Prospectus:

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, New York 10036

Portfolio Managers

Dennis Lynch

David Cohen

Sam Chainani

Alexander Norton

Jason Yeung

Armistead Nash

The MSIM Growth Team is responsible for the day-to-day management of the allocated portion of the Portfolio. The current members of the team with primary responsibility for the management of the MSIM allocated portion include Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton, Jason Yeung and Armistead Nash. Members of the team may change from time to time.

Dennis Lynch is a Managing Director with MSIM. He joined the firm in 1998 and has had portfolio management responsibilities for more than five years. David Cohen is a Managing Director with MSIM. He joined the firm in 1993 and has had portfolio management responsibilities for more than five years. Sam Chainani is a Managing Director with MSIM. He joined the firm in 1996 and has had portfolio management responsibilities for more than five years. Alexander Norton is an Executive Director with MSIM. He joined the firm in 2000 and has had portfolio management responsibility since July 2005. Prior to that time, Mr. Norton was an Investor with MSIM. Jason Yeung is an Executive Director with MSIM. He joined the firm in 2002, and has had portfolio management responsibilities since September 2007. Prior to that time, Mr. Yeung was an Investor with MSIM. Armistead Nash is an Executive Director with MSIM. He joined the firm in 2002 and has had portfolio management responsibilities since September 2008. Prior to that time, Mr. Nash was an Investor with MSIM.

NorthPointe Capital, LLC

101 West Big Beaver Road, Suite 745

Troy, Michigan 48084

Portfolio Managers

Portfolio Management Team

The NorthPointe Focused Small Cap Growth team is responsible for the day-to-day management of the allocated portion of the Portfolio. The team is comprised of portfolio managers Carl Wilk and Karl Knas and supported by the sub-adviser’s research analysts and other investment professionals. Messrs. Wilk and Knas are jointly and primarily responsible for making recommendations for the Portfolio.

Mr. Wilk is a Portfolio Manager and member of the Investment Committee since April 2002. Mr. Knas is a Portfolio Manager and member of the Investment Committee since February 2003.

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SUB-ADVISER CHANGE:

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

Effective January 14, 2011, Horizon Asset Management, Inc. (“Horizon”) will be added as an additional sub-adviser to the Multimanager Small Cap Value Portfolio. The new sub-adviser expects to realign its Active Allocated Portion of the Portfolio to reflect its proprietary investment techniques. As a result, during this transition period, the Portfolio may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions.

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Effective January 14, 2011, the following information is added to the section entitled “Multimanager Small Cap Value Portfolio – Who Manages the Portfolio” of the Prospectus:

Sub-Adviser: Horizon Asset Management, Inc.

Portfolio Manager:

Name	Title	Date Began Managing a Portion of the Portfolio
Murray Stahl	Chairman and Chief Investment Officer	January 2011

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Effective January 14, 2011, the following information is added to the section entitled “More Information About the Manager and the Sub-Advisers – The Sub-advisers”:

Horizon Asset Management, Inc. (“Horizon”) serves as a sub-adviser to the Multimanager Small Cap Value Portfolio. Horizon, founded in 1994, is an independent, employee owned investment research and registered investment advisory boutique. As of November 30, 2010, Horizon had approximately $5.2 billion in assets under management.

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Effective January 14, 2011, the following information is added to the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Small Cap Value Portfolio” of the Prospectus:

Horizon Asset Management, Inc.

470 Park Avenue South

New York, New York 10016

Portfolio Manager

Murray Stahl

Murray Stahl is primarily responsible for the day-to-day management of the Horizon allocated portion of the Portfolio. Mr. Stahl currently serves as Chairman and Chief Investment Officer of Horizon. Mr. Stahl, a co-founder of Horizon, has over thirty years of investing experience and, in addition to overseeing the Horizon Research Team, is Chairman of Horizon’s Investment Committee, which is responsible for portfolio management decisions.

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Effective January 14, 2011, the first sentence after the chart in “Information About the Manager and the Sub-Advisers – Management Fees” is replaced in its entirety with the following:

A discussion of the basis for the decision by the Trust’s board of trustees to approve the investment management agreement with AXA Equitable and the investment advisory agreements with the sub-advisers is available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2009 or will be available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2010.

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The following information is added to the section entitled “Description of Benchmarks” of the Prospectus:

Barclays Capital Intermediate U.S. Government/Credit Index

Generally, the Index Allocated Portion invests in a well diversified portfolio that is representative of the Barclays Capital Intermediate U.S. Government/Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities.